UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

BNY MELLON FUNDS TRUST
200 Park Avenue
New York, NY 10166

2	.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the
		box but do not list series or classes):	[	X	]

3.	Investment Company Act File Number: 811-09903

Securities Act File Number: 333-34844

4(a). Last day of fiscal year for which this notice is filed:

August 31, 2012

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

BNY Mellon Asset Allocation Fund – Investor Shares
(formerly, BNY Mellon Balanced Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,785,978
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(1,140,313)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(634,144)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(1,774,457)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$11,521
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(0)
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	1.32
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N\A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	1.32
=============

BNY Mellon Asset Allocation Fund – Class M Shares
(formerly, BNY Mellon Balanced Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$60,955,738
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(45,887,130)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(31,467,524)
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$(77,354,654)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(16,398,916)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N\A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$11,593,969
	fiscal year pursuant to section 24(f):
			--------------
(ii)	Aggregate price of securities redeemed or		$(13,669,369)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$(1,929,147)
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items		$(15,598,516)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(4,004,547)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):	-	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$213,175,983
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(273,348,411)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(102,783,597)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(376,132,008)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(162,956,025)
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Corporate Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$40,070
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$0
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$40,070
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$-0-
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$4.59
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	4.59
=============

BNY Mellon Corporate Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$322,204,674
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(17,440,215)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$0
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$(17,440,215)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$304,764,459
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$-0-
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$34,926.01
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	34,926.01
=============

BNY Mellon Emerging Markets Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$22,000,166
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$ (24,504,155)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or		$0
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items		-$(24,504,155)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(2,503,989)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):	-	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon Emerging Markets Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$710,601,762
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(582,928,145)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(582,928,145)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$127,673,617
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		-------------

(vi)	Redemption credits available for use in future		$-0-
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	14,631.40
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	14,631.40
=============

BNY Mellon Focused Equity Opportunities Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,464,367
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(1,315,616)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(0)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(1,315,616)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$148,751
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(0)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$17.05
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	17.05
=============

BNY Mellon Focused Equity Opportunities – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$125,621,056
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(115,962,387)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(0)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(115,962,387)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$9,658,669
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$-
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	1,106.88
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	1,106.88
=============

BNY Mellon Income Stock Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,708,372
fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(1,656,281)
repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(207,027)
repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(1,863,308)
5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$0
5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(154,936)
years – if Item 5(I) is less than Item 5(iv)	-	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001146
Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0-
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

BNY Mellon Income Stock Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$373,608,651
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:		$(78,969,231)
--------------
(iii)	Aggregate price of securities redeemed or
	repurchased during any PRIOR fiscal year ending no		$(241,440,636)
	earlier than October 11, 1995 that were not		--------------
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items
	5(ii) and 5(iii):	-$	(320,409,867)
-------------
(v)	Net Sales - if Item 5(I) is greater than Item		$53,198,784
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$-0-
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$6,096.58
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	6,096.58
=============

BNY Mellon Intermediate Bond Fund – Investor Shares
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$7,523,228
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$(6,832,189)
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$(463,469)
			repurchased during any PRIOR fiscal year ending no	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

		(iv)	Total available redemption credits [add Items	$(7,295,658)
			5(ii) and 5(iii):	-------------

		(v)	Net Sales – if Item 5(I) is greater than Item	$227,570
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

		(vi)	Redemption credits available for use in future	$0
			years – if Item 5(i) is less than Item 5(iv)	--------------
			[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See	X .0001146
			Instruction C.9):	-------------

				26.08
		(viii)	Registration fee due (multiply Item 5(v) by Item	==============
			5(vii) (enter “0” if no fee is due):

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	26.08
=============

BNY Mellon Intermediate Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$180,926,487
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(215,758,016)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or
	repurchased during any PRIOR fiscal year ending no	$(3,863,172)
	earlier than October 11, 1995 that were not	--------------
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(219,621,188)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(38,694,701)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item
	5(vii) (enter “0” if no fee is due):	=$0
==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Intermediate U.S. Government Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$5,244,420
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(13,901,060)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(72,223,329)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(86,124,389)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(80,879,969)
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	0
-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Intermediate U.S. Government Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$295,366
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(2,881,533)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(944,807)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(3,826,340)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(3,530,974)
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item
	5(vii) (enter “0” if no fee is due):	=$0
		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	0
-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon International Appreciation Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$8,233,508
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(76,113,807)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$(156,636,725)
	repurchased during any PRIOR fiscal year ending no	---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(232,750,532)
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(224,517,024)
	years – if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon International Appreciation Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,158,809
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(973,159)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(89,211)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(1,062,370)
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$96,439
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$-
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	11.05
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	11.05
=============

BNY Mellon International Equity Income Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$26,541
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(14,510)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or		$0
	repurchased during any PRIOR fiscal year ending no	---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(14,510)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$12,031
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$0
	years – if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$1.38
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	1.38
=============

BNY Mellon International Equity Income Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$95,185,654
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(12,431,214)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$0
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(12,431,214)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$82,754,440
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$-0-
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	9,483.66
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
	-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	9,483.66
=============

BNY Mellon International Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$6,469,755
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$(8,113,921)
---------------
(iii)	Aggregate price of securities redeemed or
	repurchased during any PRIOR fiscal year ending no	$(2,834,772)
	earlier than October 11, 1995 that were not	---------------
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$(10,948,693)
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(4,478,938)
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item
	5(vii) (enter “0” if no fee is due):	=$ 0
==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon International Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$118,276,685
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(385,294,395)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(744,506,436)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(1,129,800,831)
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(1,011,524,146)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	n/a
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

BNY Mellon Large Cap Market Opportunities Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the			$308,238
	fiscal year pursuant to section 24(f):			--------------

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:			$279,204
				--------------
(iii)	Aggregate price of securities redeemed or
	repurchased during any PRIOR fiscal year ending no		$-0-
	earlier than October 11, 1995 that were not			--------------
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items			$279,204
	5(ii) and 5(iii):			-------------

(v)	Net Sales – if Item 5(I) is greater than Item			$29,034
	5(iv) [subtract Item 5(iv) from Item 5(i)]:			--------------

(vi)	Redemption credits available for use in future	$		-0-
	years – if Item 5(i) is less than Item 5(iv)			--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X	.0001146
	Instruction C.9):			-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	3.33
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	3.33
=============

BNY Mellon Large Cap Market Opportunities Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$66,190,737
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(45,901,357)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items		$(45,901,357)
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$20,289,380
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$-0-
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	2,325.16
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	n/a
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	2,325.16
=============

BNY Mellon Large-Cap Stock Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$8,627,458
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(10,755,874)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$(856,596)
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(11,612,470)
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(2,985,012)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Large-Cap Stock Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$59,485,088
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(297,872,741)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$(632,264,093)
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(930,136,834)
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(870,651,746)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0-
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$2,537,423
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$2,152,641
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$7,405,959
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	9,558,600
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(7,021,177)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$51,849,306
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$65,862,538
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$48,367,559
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	114,230,097
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(62,380,791)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0
==============

BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Dreyfus Premier Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$178
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$6
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$1,184,651
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	1,184,657
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(1,184,479)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Mid-Cap Multi-Strategy Fund – Investor Shares
(formerly, BNY Mellon Mid-Cap Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$12,955,735
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(16,216,177)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(150,835)
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$(16,367,012)
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(3,411,277)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0-
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+	$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=	-0-
=============

BNY Mellon Mid-Cap Multi-Strategy Fund – Premier Shares
(formerly, BNY Mellon Mid-Cap Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$5,104
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(430,703)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(9,602,121)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(10,032,824)
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$ N/A
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(10,027,720)
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============

BNY Mellon Mid-Cap Multi-Strategy Fund – Class M Shares
(formerly, BNY Mellon Mid-Cap Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$175,363,061
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(291,866,833)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$(273,312,832)
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items		$(565,179,665)
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(389,816,604)
	years – if Item 5(i) is less than Item 5(iv)	-	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
==============

BNY Mellon Money Market Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$22,198,828.17
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$13,381,228.07
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$178,649.11
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	13,559,877.18
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$8,638,950.99
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future	$	(-0-)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$990.02
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	990.02
=============

BNY Mellon Money Market Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$1,815,675,114.96
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$1,964,183,371.75
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$928,631,286.84
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	2,892,814,658.59
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	-	--------------

(vi)	Redemption credits available for use in future		$(1,077,139,543.63)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Municipal Opportunities Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$3,072,691
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$2,063,395
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$39,164
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	2,102,559
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$970,132
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$0
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$111.18
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	111.18
=============

BNY Mellon Municipal Opportunities Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$221,062,115
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$57,764,262
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	57,764,262
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$163,297,853
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future	$	(-0-)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$18,713.93
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	18,713.93
=============

BNY Mellon National Intermediate Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$18,813,632
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$23,562,985
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$0
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	23,562,985
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(4,749,353)
	years – if Item 5(i) is less than Item 5(iv)	-	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0
=============

BNY Mellon National Intermediate Municipal Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$394,588,978
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$294,488,924
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$65,343,485
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	359,832,409
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$34,756,569
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(0)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item
	5(vii) (enter “0” if no fee is due):		=$3,983.10
			==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	3,983.10
=============

BNY Mellon National Intermediate Municipal Bond Fund – Dreyfus Premier Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$237
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$105,177
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or		$3,615,261
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	3,720,438
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(3,720,201)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
==============

BNY Mellon National Municipal Money Market Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$4,424,263.19
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$3,673,895.11
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	3,673,895.11
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$750,368.08
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future	$	(-0-)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$85.99
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	85.99
=============

BNY Mellon National Municipal Money Market Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$2,470,726,780.88
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$2,506,842,283.85
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$417,919,072.39
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	2,924,761,356.24
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	-	--------------

(vi)	Redemption credits available for use in future		$(454,034,575.36)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon National Short-Term Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$8,177,398
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$8,196,436
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$8,196,436
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(19,038)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0
=============

BNY Mellon National Short–Term Municipal Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$756,211,061
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or		$605,418,416
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$0
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	605,418,416
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$150,792,645
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$()
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$17,280.84
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	17,280.84
=============

BNY Mellon New York Intermediate Tax-Exempt Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$46,002,212
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$32,145,416
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$11,284,228
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$43,429,644
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$2,572,568
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$()
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$294.82
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	294.82
=============

BNY Mellon New York Intermediate Tax-Exempt Bond – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$4,861,796
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$3,693,098
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$943,166
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$4,636,264
	5(ii) and 5(iii):	-------------

(v)	Net Sales – if Item 5(I) is greater than Item	$225,532
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$()
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$25.85
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	25.85
-	------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$2,183,268
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$3,046,840
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		75,050
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	3,121,890
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(938,622)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$35,341,943
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$64,834,148
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$429,459,886
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	494,294,034
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(458,952,091)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Short-Term U.S. Government Securities – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$2,854,972
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(2,869,079)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(0)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(2,869,079)
	5(ii) and 5(iii):		-------------

+(v)	Net Sales – if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(14,107)
	years -- if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Short-Term U.S. Government Securities Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$135,915,788
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(180,982,763)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$(0)
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(180,982,763)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(45,066,975)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Small-Cap Multi-Strategy Fund – Investor Shares
(formerly, BNY Mellon Small-Cap Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$2,757,367
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(4,545,765)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or	$	(-0-)
	repurchased during any PRIOR fiscal year ending no	-	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(4,545,765)
	5(ii) and 5(iii):		-------------

(v)	Net Sales – if Item 5(I) is greater than Item		$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(1,788,398)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):	-	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+	$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
-------------

BNY Mellon Small-Cap Multi-Strategy Fund – Class M Shares
(formerly, BNY Mellon Small-Cap Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$15,315,297
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(152,356,466)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$(391,186,753)
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(543,543,219)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(528,227,922)
	years – if Item 5(i) is less than Item 5(iv)		--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
	Instruction C.9):
			-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+	$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Small/Mid Cap Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$2,058,581
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(1,582,412)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$(1,582,412)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$476,169
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$-
	years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$54.57
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	54.57
=============

BNY Mellon Small/Mid Cap Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$185,447,015
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(158,527,610)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$-
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(158,527,610)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$26,919,405
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$-
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		X .0001146
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	3,084.96
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	3,084.96
=============

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$104,518
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(105,044)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(146,852)
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	$(251,896)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(147,378)
	years – if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0-
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$57,655,552
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(21,350,864)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(0)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$(21,350,864)
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$36,304,688
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(0)
	years – if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$4,160.52
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	4,160.52
=============

BNY Mellon U.S. Core Equity 130/30 Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$3,312,438
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(3,525,730)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or	$	(-0-)
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(3,525,730)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(213,292)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
Instruction C.9):
-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+	$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon U.S. Core Equity 130/30 Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$61,265,336
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$(148,382,844)
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or	$	(-0-)
	repurchased during any PRIOR fiscal year ending no		--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	(148,382,844)
	5(ii) and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item		$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$(87,117,508)
	years – if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001146
Instruction C.9):
-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$-0-
	5(vii) (enter “0” if no fee is due):		==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+	$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

TOTAL FOR ALL:	=$	117,420.27
==============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Robert R. Mullery
Robert R. Mullery
Vice President and Assistant Secretary

Date: September 28, 2012

*	Please print the name and title of the signing officer below the signature.